Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.1%)
Fox Corp. - Class B	36,951	1,948
Omnicom Group, Inc.	58,130	4,819

Total		6,767

Consumer Discretionary (2.5%)
BorgWarner, Inc.	125,445	3,594
Gentex Corp.	108,073	2,518
The Interpublic Group of Companies, Inc.	185,165	5,029
Mohawk Industries, Inc. *	43,424	4,958

Total		16,099

Consumer Staples (10.9%)
Conagra Brands, Inc.	298,378	7,958
The Estee Lauder Cos., Inc. - Class A	74,977	4,948
General Mills, Inc.	96,657	5,779
Heineken NV	54,535	4,454
Henkel AG & Co. KGaA - Preference Shares	63,548	5,052
Kenvue, Inc.	370,366	8,881
Kimberly-Clark Corp.	54,853	7,801
Koninklijke Ahold Delhaize NV	198,892	7,436
Mondelez International, Inc.	85,740	5,817
Pernod Ricard SA	59,849	5,945
Reckitt Benckiser Group PLC	85,825	5,800

Total		69,871

Energy (5.7%)
Baker Hughes Co.	127,941	5,623
Coterra Energy, Inc.	217,730	6,292
Diamondback Energy, Inc.	19,390	3,100
Enterprise Products Partners LP	406,537	13,879
EQT Corp.	58,294	3,115
Occidental Petroleum Corp.	89,644	4,425

Total		36,434

Financials (16.3%)
The Allstate Corp.	35,606	7,373
The Bank of New York Mellon Corp.	82,538	6,923
Commerce Bancshares, Inc.	159,305	9,914
Equity Residential	122,734	8,785
First Hawaiian, Inc.	129,198	3,158
The Hanover Insurance Group, Inc.	24,165	4,204
Northern Trust Corp.	97,460	9,614

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
The PNC Financial Services Group, Inc.	24,096	4,235
Reinsurance Group of America, Inc.	31,688	6,239
T. Rowe Price Group, Inc.	70,474	6,475
Truist Financial Corp.	280,827	11,556
U.S. Bancorp	290,603	12,269
Westamerica Bancorporation	66,841	3,384
Willis Towers Watson PLC	30,994	10,474

Total		104,603

Health Care (17.3%)
Becton Dickinson and Co.	42,540	9,744
Cardinal Health, Inc.	35,668	4,914
Cencora, Inc.	26,013	7,234
Centene Corp. *	91,712	5,568
Envista Holdings Corp. *	241,066	4,161
GE HealthCare Technologies, Inc.	59,766	4,824
Henry Schein, Inc. *	185,522	12,706
Hologic, Inc. *	73,534	4,542
ICON PLC *	20,759	3,633
IQVIA Holdings, Inc. *	28,549	5,033
Labcorp Holdings, Inc.	46,222	10,758
Medtronic PLC	69,992	6,289
Quest Diagnostics, Inc.	43,533	7,366
Universal Health Services, Inc. - Class B	24,494	4,602
Zimmer Biomet Holdings, Inc.	170,992	19,353

Total		110,727

Industrials (16.1%)
A.O. Smith Corp.	50,061	3,272
ABM Industries, Inc.	91,574	4,337
Beacon Roofing Supply, Inc. *	57,218	7,078
Bunzl PLC	176,978	6,781
CSX Corp.	246,158	7,244
Cummins, Inc.	3,232	1,013
Dover Corp.	15,874	2,789
Edenred	78,775	2,570
Emerson Electric Co.	42,342	4,642
Gates Industrial Corp. PLC *	66,125	1,217
L3Harris Technologies, Inc.	45,434	9,510
Legrand SA	16,221	1,718

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
MSC Industrial Direct Co., Inc.	124,514	9,671
Norfolk Southern Corp.	49,130	11,637
nVent Electric PLC	8,493	445
Oshkosh Corp.	89,354	8,406
Republic Services, Inc.	11,012	2,667
Southwest Airlines Co.	175,811	5,904
The Timken Co.	62,147	4,467
VINCI SA	48,037	6,070
Weir Group PLC	63,421	1,915

Total		103,353

Information Technology (4.9%)
Amdocs, Ltd.	95,016	8,694
Cognizant Technology Solutions Corp.	52,751	4,035
F5, Inc. *	10,759	2,865
HP, Inc.	257,909	7,142
TE Connectivity PLC	44,130	6,236
Teradyne, Inc.	29,796	2,461

Total		31,433

Materials (5.1%)
Akzo Nobel NV	76,124	4,693
Eagle Materials, Inc.	11,913	2,644
Graphic Packaging Holding Co.	356,639	9,258
Martin Marietta Materials, Inc.	6,657	3,183
Packaging Corp. of America	18,657	3,695
PPG Industries, Inc.	35,144	3,843
Reliance, Inc.	18,483	5,337

Total		32,653

Real Estate (8.3%)
Agree Realty Corp.	47,347	3,655
American Tower Corp.	29,586	6,438
Essex Property Trust, Inc.	11,329	3,473
Healthpeak Properties, Inc.	263,030	5,318
Public Storage	23,458	7,021
Realty Income Corp.	165,110	9,578
Regency Centers Corp.	25,462	1,878
Ventas, Inc.	84,989	5,844
VICI Properties, Inc.	306,240	9,990

Total		53,195

Utilities (9.1%)
Evergy, Inc.	149,875	10,334
Eversource Energy	121,822	7,566
Northwestern Energy Group, Inc.	168,944	9,777
ONE Gas, Inc.	92,194	6,969
PPL Corp.	154,882	5,593

Mid Cap Value Portfolio

Common Stocks (97.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Spire, Inc.	98,993	7,746
WEC Energy Group, Inc.	25,730	2,804
Xcel Energy, Inc.	108,339	7,669

Total		58,458

Total Common Stocks (Cost: $604,470)		623,593

Investment Companies (0.7%)
Investment Companies (0.7%)
iShares Russell Mid- Cap Value ETF	36,030	4,539

Total		4,539

Total Investment Companies (Cost: $4,608)		4,539

Total Investments (98.0%) (Cost: $609,078)@		628,132

Other Assets, Less Liabilities (2.0%)		12,655

Net Assets (100.0%)		640,787

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	EUR	775	842	6/27/25	$1	$—	$1
Sell	Morgan Stanley Capital Services LLC	EUR	31,172	33,870	6/27/25	105	—	105
Sell	Bank of America NA	GBP	9,599	12,398	6/27/25	25	—	25

						$131	$—	$131

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$131	—	$131	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $609,078 and the net unrealized appreciation of investments based on that cost was $19,185 which is comprised of $51,809 aggregate gross unrealized appreciation and $32,624 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples	$41,184	$28,687	$—
Industrials	84,299	19,054	—
Materials	27,960	4,693	—
All Others	417,716	—	—
Investment Companies	4,539	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	131	—

Total Assets:	$575,698	$52,565	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand